LONG-TERM DEBT AND CREDIT FACILITIES - Senior Notes (Details) - USD ($)		3 Months Ended		9 Months Ended
	Mar. 16, 2017	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Transaction costs		$ 0	$ 9,900,000	$ 11,200,000	$ 17,300,000
Assets		3,935,400,000		3,935,400,000		$ 3,400,500,000
7.0% Senior Secured Notes
Disclosure of detailed information about borrowings [line items]
Face amount	$ 400,000,000
Transaction costs	$ 6,400,000
Percentage of principal amount redeemed utilizing equity offering proceeds	40.00%
Redemption price percentage utilizing equity offering proceeds	107.00%
Fair value of embedded derivative	$ 400,000,000
Period to reinvest asset sale proceeds	365 days
Threshold amount required to utilize proceeds to repurchase borrowings	$ 50,000,000
7.0% Senior Secured Notes | 2020
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	105.25%
7.0% Senior Secured Notes | 2021
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	103.50%
7.0% Senior Secured Notes | 2022
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	101.75%
7.0% Senior Secured Notes | 2023 and thereafter
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
7.0% Senior Secured Notes | Prior to April 15, 2020
Disclosure of detailed information about borrowings [line items]
Redemption price percentage	100.00%
7.0% Senior Secured Notes | Fixed interest rate
Disclosure of detailed information about borrowings [line items]
Interest rate	7.00%					7.00%
Carrying Amount
Disclosure of detailed information about borrowings [line items]
Assets		891,900,000		891,900,000
Carrying Amount | Embedded derivative
Disclosure of detailed information about borrowings [line items]
Assets		$ 9,500,000		$ 9,500,000		$ 0